CONSOLIDATED STATEMENTS OF EARNINGS (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of profit or loss and other comprehensive income [abstract]
Revenues	$ 1,257,157	$ 560,604
Mine operating costs
Cost of sales	543,672	344,703
Depletion, depreciation and amortization	263,440	124,001
Total mine operating costs	807,112	468,704
Mine operating earnings	450,045	91,900
General and administrative expenses	50,365	39,597
Share-based payments	18,539	13,490
Mine holding costs	20,114	23,666
Restructuring costs	3,959	0
Reversal of impairment	(20,336)	0
Acquisition Costs	5,584	0
Foreign exchange (gain) loss	(25,247)	18,902
Operating earnings (loss)	397,067	(3,755)
Investment and other income	24,188	5,361
Finance costs	(26,229)	(28,060)
Earnings (loss) before income taxes	395,026	(26,454)
Income taxes
Current income tax expense	273,119	31,997
Deferred income tax (recovery) expense	(89,068)	43,434
Total tax expense	184,051	75,431
Net earnings (loss) for the period	210,975	(101,885)
Net earnings (loss) attributable to:
Owners of the Company	164,923	(101,885)
Non-controlling interest	$ 46,052	$ 0
Earnings (loss) per common share attributable to owners of the Company
Basic	$ 0.34	$ (0.34)
Diluted	$ 0.34	$ (0.34)
Weighted average shares outstanding
Basic	479,581,196	295,544,681
Diluted	484,563,678	295,544,681